Cover	Mar. 11, 2024	Aug. 14, 2023
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Mar. 11, 2024
Entity Registrant Name		NET POWER INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40503
Entity Tax Identification Number		98-1580612
Entity Address, Postal Zip Code		27701
City Area Code		(919)
Local Phone Number		287-4750
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		NPWR
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001845437
Amendment Flag		false
Entity Address, City or Town		Durham
Entity Address, State or Province		NC
Warrant
Document Information [Line Items]
Title of 12(b) Security		Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol		NPWR WS
Security Exchange Name		NYSE